Securitizations and Variable Interest Entities, Significant Continuing Involvement - Unconsolidated VIEs (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Variable Interest Entity [Line Items]
Total VIE assets	$ 1,463,183	$ 1,442,219
Conforming Residential Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Total VIE assets	1,135,629	1,068,737
Other/Nonconforming Residential Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Total VIE assets	61,461	76,304
Commercial mortgage securitizations [Member]
Variable Interest Entity [Line Items]
Total VIE assets	179,007	190,377
Collateralized Debt Obligations Debt Securities [Member]
Variable Interest Entity [Line Items]
Total VIE assets	11,240	20,046
Collateralized Debt Obligations Loans [Member]
Variable Interest Entity [Line Items]
Total VIE assets	9,757	9,970
Asset-based finance structures [Member]
Variable Interest Entity [Line Items]
Total VIE assets	9,606	12,055
Tax Credit Structures [Member]
Variable Interest Entity [Line Items]
Total VIE assets	19,257	20,981
Collateralized loan obligations [Member]
Variable Interest Entity [Line Items]
Total VIE assets	12,191	13,196
Investment funds [Member]
Variable Interest Entity [Line Items]
Total VIE assets	6,318	10,522
Other securitizations and transactions [Member]
Variable Interest Entity [Line Items]
Total VIE assets	18,717	20,031
Debt and equity interests [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	39,799	42,766
Maximum exposure to loss	39,799	42,766
Debt and equity interests [Member] | Conforming Residential Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	4,682	5,527
Maximum exposure to loss	4,682	5,527
Debt and equity interests [Member] | Other/Nonconforming Residential Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	2,460	2,997
Maximum exposure to loss	2,460	2,997
Debt and equity interests [Member] | Commercial mortgage securitizations [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	7,063	5,506
Maximum exposure to loss	7,063	5,506
Debt and equity interests [Member] | Collateralized Debt Obligations Debt Securities [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	1,107	1,436
Maximum exposure to loss	1,107	1,436
Debt and equity interests [Member] | Collateralized Debt Obligations Loans [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	9,511	9,689
Maximum exposure to loss	9,511	9,689
Debt and equity interests [Member] | Asset-based finance structures [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	6,942	6,556
Maximum exposure to loss	6,942	6,556
Debt and equity interests [Member] | Tax Credit Structures [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	4,119	3,614
Maximum exposure to loss	4,119	3,614
Debt and equity interests [Member] | Collateralized loan obligations [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	2,019	2,804
Maximum exposure to loss	2,019	2,804
Debt and equity interests [Member] | Investment funds [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	1,416
Maximum exposure to loss	0	1,416
Debt and equity interests [Member] | Other securitizations and transactions [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	1,896	3,221
Maximum exposure to loss	1,896	3,221
Servicing assets [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	12,080	13,261
Maximum exposure to loss	12,080	13,261
Servicing assets [Member] | Conforming Residential Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	11,070	12,115
Maximum exposure to loss	11,070	12,115
Servicing assets [Member] | Other/Nonconforming Residential Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	353	495
Maximum exposure to loss	353	495
Servicing assets [Member] | Commercial mortgage securitizations [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	623	608
Maximum exposure to loss	623	608
Servicing assets [Member] | Collateralized Debt Obligations Debt Securities [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	0
Maximum exposure to loss	0	0
Servicing assets [Member] | Collateralized Debt Obligations Loans [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	0
Maximum exposure to loss	0	0
Servicing assets [Member] | Asset-based finance structures [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	0
Maximum exposure to loss	0	0
Servicing assets [Member] | Tax Credit Structures [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	0
Maximum exposure to loss	0	0
Servicing assets [Member] | Collateralized loan obligations [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	0
Maximum exposure to loss	0	0
Servicing assets [Member] | Investment funds [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	0
Maximum exposure to loss	0	0
Servicing assets [Member] | Other securitizations and transactions [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	34	43
Maximum exposure to loss	34	43
Variable Interest Entity Derivatives [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	643	1,426
Maximum exposure to loss	2,487	4,434
Variable Interest Entity Derivatives [Member] | Conforming Residential Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	0
Maximum exposure to loss	0	0
Variable Interest Entity Derivatives [Member] | Other/Nonconforming Residential Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	1	6
Maximum exposure to loss	1	6
Variable Interest Entity Derivatives [Member] | Commercial mortgage securitizations [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	349	261
Maximum exposure to loss	538	488
Variable Interest Entity Derivatives [Member] | Collateralized Debt Obligations Debt Securities [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	193	844
Maximum exposure to loss	874	2,850
Variable Interest Entity Derivatives [Member] | Collateralized Debt Obligations Loans [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	0
Maximum exposure to loss	0	0
Variable Interest Entity Derivatives [Member] | Asset-based finance structures [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	(130)	(118)
Maximum exposure to loss	130	118
Variable Interest Entity Derivatives [Member] | Tax Credit Structures [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	0
Maximum exposure to loss	0	0
Variable Interest Entity Derivatives [Member] | Collateralized loan obligations [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	40	56
Maximum exposure to loss	41	56
Variable Interest Entity Derivatives [Member] | Investment funds [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	0
Maximum exposure to loss	0	0
Variable Interest Entity Derivatives [Member] | Other securitizations and transactions [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	190	377
Maximum exposure to loss	903	916
Other commitments and guarantees [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	(2,463)	(2,170)
Maximum exposure to loss	6,170	7,432
Other commitments and guarantees [Member] | Conforming Residential Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	(975)	(928)
Maximum exposure to loss	3,657	4,248
Other commitments and guarantees [Member] | Other/Nonconforming Residential Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	(48)	(107)
Maximum exposure to loss	295	233
Other commitments and guarantees [Member] | Commercial mortgage securitizations [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	0
Maximum exposure to loss	0	0
Other commitments and guarantees [Member] | Collateralized Debt Obligations Debt Securities [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	0
Maximum exposure to loss	0	7
Other commitments and guarantees [Member] | Collateralized Debt Obligations Loans [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	0
Maximum exposure to loss	0	0
Other commitments and guarantees [Member] | Asset-based finance structures [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	0
Maximum exposure to loss	1,504	2,175
Other commitments and guarantees [Member] | Tax Credit Structures [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	(1,439)	(1,129)
Maximum exposure to loss	0	1
Other commitments and guarantees [Member] | Collateralized loan obligations [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	0
Maximum exposure to loss	523	519
Other commitments and guarantees [Member] | Investment funds [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	0
Maximum exposure to loss	41	87
Other commitments and guarantees [Member] | Other securitizations and transactions [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	(1)	(6)
Maximum exposure to loss	150	162
Net assets [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	50,059	55,283
Maximum exposure to loss	60,536	67,893
Net assets [Member] | Conforming Residential Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	14,777	16,714
Maximum exposure to loss	19,409	21,890
Net assets [Member] | Other/Nonconforming Residential Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	2,766	3,391
Maximum exposure to loss	3,109	3,731
Net assets [Member] | Commercial mortgage securitizations [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	8,035	6,375
Maximum exposure to loss	8,224	6,602
Net assets [Member] | Collateralized Debt Obligations Debt Securities [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	1,300	2,280
Maximum exposure to loss	1,981	4,293
Net assets [Member] | Collateralized Debt Obligations Loans [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	9,511	9,689
Maximum exposure to loss	9,511	9,689
Net assets [Member] | Asset-based finance structures [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	6,812	6,438
Maximum exposure to loss	8,576	8,849
Net assets [Member] | Tax Credit Structures [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	2,680	2,485
Maximum exposure to loss	4,119	3,615
Net assets [Member] | Collateralized loan obligations [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	2,059	2,860
Maximum exposure to loss	2,583	3,379
Net assets [Member] | Investment funds [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	1,416
Maximum exposure to loss	41	1,503
Net assets [Member] | Other securitizations and transactions [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	2,119	3,635
Maximum exposure to loss	$ 2,983	$ 4,342